THE ALGER PORTFOLIOS

Alger Mid Cap Growth Portfolio

Alger Small Cap Growth Portfolio

Supplement dated February 12, 2015 to the

Class I-2 Prospectus dated May 1, 2014

As supplemented to date

The following replaces the information under the heading “Management” on pages 13 and 14 of the Alger Mid Cap Growth Portfolio Prospectus:

Investment Manager: Fred Alger Management, Inc.

Portfolio Managers:

Ankur Crawford, Ph.D.	Teresa McRoberts	Brian Schulz, CFA
Senior Vice President	Senior Vice President,	Senior Vice President,
Senior Analyst	Senior Analyst and	Senior Analyst and
Portfolio Manager	Portfolio Manager	Portfolio Manager
Since November 2010	Since February 2015	Since February 2013

Alex Goldman	Michael Melnyk, CFA	Christopher R. Walsh,CFA
Senior Vice President,	Senior Vice President,	Senior Vice President,
Senior Analyst and	Senior Analyst and	Senior Analyst and
Portfolio Manager	Portfolio Manager	Portfolio Manager
Since February 2013	Since February 2013	Since February 2013

The following replaces the entry under the heading “Management” on page 21 of the Alger Small Cap Growth Portfolio Prospectus:

Portfolio Managers:

Jill Greenwald, CFA	Amy Y. Zhang, CFA
Executive Vice President and	Senior Vice President and
Portfolio Manager	Portfolio Manager
Since November 2001	Since February 2015

The following replaces the entries for Alger Mid Cap Growth Portfolio and Alger Small Cap Growth Portfolio in the chart under the heading “Portfolio Managers Primarily Responsible for Day-to-Day Management of Portfolio Investments” on page 42 of the Prospectus:

Fund	Portfolio Manager(s)	Since
Alger Mid Cap Growth Portfolio	Ankur Crawford, Ph.D.	November 2010
	Alex Goldman	February 2013
	Teresa McRoberts	February 2015
	Michael Melnyk, CFA	February 2013
	Brian Schulz, CFA	February 2013
	Christopher R. Walsh, CFA	February 2013

Alger Small Cap Growth Fund	Jill Greenwald, CFA	November 2001
	Amy Y. Zhang, CFA	February 2015

The following paragraphs are added to the descriptions of portfolio managers on page 43 of the Prospectus.

•                  Ms. McRoberts has been employed by the Manager since 2015 as a Senior Vice President, Senior Analyst and Portfolio Manager.  Prior to joining the Manager, she was a founder and partner of Bienville Health Science Partners, LP. from September 2013 to January 2015.  Ms. McRoberts was self-employed from November 2009 to September 2013.

•                  Ms. Zhang has been employed by the Manager since 2015 as a Senior Vice President and Portfolio Manager. Prior to joining the Manager, she was a Managing Director and Senior Portfolio Manager at Brown Capital Management, Inc. from 2002 to 2015.

In addition, the description regarding Joel Emery is deleted from the descriptions of portfolio managers on page 43 of the Prospectus. Mr. Emery is no longer employed by the Manager.

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THE ALGER PORTFOLIOS

Alger Mid Cap Growth Portfolio

Alger Small Cap Growth Portfolio

Supplement dated February 12, 2015 to the

Statement of Additional Information

dated May 1, 2014

As supplemented to date

The following updates the information in the Statement of Additional Information regarding The Alger Portfolios. This information is provided as of January 30, 2015.

(1)           A line item regarding other accounts managed by each of Teresa McRoberts and Amy Y. Zhang in the table under “Other Accounts Managed by Portfolio Managers” on page 29 of the Statement of Additional Information is added, as follows:

		Registered Investment	Other Pooled		Other
		Companies	Investment Vehicles		Accounts
Teresa McRoberts	3	$543,734,666	—		—
Amy Y. Zhang	3	$944,143,137	—	1	$18,599,555

(2)           A line item regarding each of Teresa McRoberts’ and Amy Y. Zhang’s ownership of shares in the table under “Securities Owned by the Portfolio Managers” on page 30 of the Statement of Additional Information is added, as follows:

Portfolio Manager	Portfolio	Range
Teresa McRoberts	Mid Cap Growth	A
Amy Y. Zhang	Small Cap Growth	A

The line item regarding accounts managed by Joel Emery is deleted from the chart under the heading “Other Accounts Managed by Portfolio Managers” on page 29 of the Statement of Additional Information. In addition, the line item regarding Joel Emery’s beneficial interest  is deleted from the chart under the heading “Securities owned by the Portfolio Managers” on page 30 of the Statement of Additional Information.

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